Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Warrant derivative liabilities	$ (3,182)	$ 3,160
Level 1 [Member]
Warrant derivative liabilities
Level 2 [Member]
Warrant derivative liabilities
Level 3 [Member]
Warrant derivative liabilities	$ 2,775	$ 3,104